7337 EAST DOUBLETREE RANCH ROAD, SUITE 100 SCOTTSDALE, AZ 85258

April 17, 2020

Via EDGAR

U.S. Securities and Exchange Commission 100 F St. N.E. Washington, D.C. 20549

RE: Voya Mutual Funds (the “Registrant”)

(File Nos. 33-56094; 811-07428)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated April 3, 2020 to Voya Global Diversified Payment Fund’s Class A, Class C, Class I, Class R, Class R6, Class T, and Class W shares Prospectus, dated February 28, 2020.

The purpose of the filing is to submit the 497(e) filing dated April 3, 2020 in XBRL for the Voya Global Diversified Payment Fund.

If you have any questions concerning the attached filing, please contact Jay Stamper at (480) 477-2660 or the undersigned at (480) 477-2649.

Regards,

/s/ Paul A. Caldarelli

_____________________________________________

Paul A. Caldarelli

Vice President and Senior Counsel

Voya Investment Management